Debt - Additional Information (Detail) $ in Thousands, $ in Thousands																									1 Months Ended	12 Months Ended
	Dec. 29, 2022 MXN ($)	Dec. 21, 2022 USD ($)	Nov. 14, 2022 MXN ($)	Nov. 09, 2022 MXN ($)	Oct. 28, 2022 MXN ($)	Oct. 17, 2022 MXN ($)	Oct. 07, 2022 MXN ($)	Sep. 13, 2022 MXN ($)	Aug. 23, 2022 USD ($)	Aug. 19, 2022 MXN ($)	Jun. 17, 2022 USD ($)	Jun. 15, 2022 MXN ($)	May 31, 2022 USD ($)	May 18, 2022 MXN ($)	Apr. 29, 2022 USD ($)	Apr. 18, 2022 MXN ($)	Feb. 25, 2022 MXN ($)	Dec. 23, 2021 USD ($)	Dec. 21, 2021 MXN ($)	Dec. 20, 2021 MXN ($)	Dec. 17, 2021 MXN ($)	Dec. 16, 2021 USD ($)	Nov. 18, 2021 MXN ($)	Oct. 19, 2021 MXN ($)	Jul. 31, 2021 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 MXN ($)	May 31, 2022 MXN ($)	Apr. 26, 2022 MXN ($)	Mar. 28, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 16, 2021 MXN ($)	Nov. 12, 2021 USD ($)	Nov. 12, 2021 MXN ($)	Jul. 16, 2021 USD ($)	Jul. 08, 2021 USD ($)	May 21, 2021 USD ($)	May 10, 2021 USD ($)	Jan. 22, 2021 USD ($)	Nov. 25, 2020 USD ($)	Nov. 25, 2020 MXN ($)
Disclosure of long term debt [Line Items]
Domestic net debt																																						$ 27,242,000
External net debt																																					$ 1,860,000							$ 1,000,000
Principal amount outstanding U.S.$													$ 1,984,689																		$ 1,853,421,785				$ 2,211,701,630
Line of credit																										$ 7,664,000
Outstanding of revolving credit lines																										162,866
Revolving credit facility amount																										1,736,218
Repayment of revolving credit lines																										1,775,899	$ 1,107,159,280		$ 1,707,581,580	$ 1,151,962,147
Internal net debt																																													$ 22,000,000
Loan from foreign banks																															1,763,576,383				1,946,136,632
Outstanding balances owed to contractor																												$ 21,437			$ 0				$ 445,299
Floating Production Storage And Offloading
Disclosure of long term debt [Line Items]
Outstanding balances owed to contractor																										$ 0
Secured Overnight Financing Rate (SOFR)
Disclosure of long term debt [Line Items]
Interest rate																										4.30%					4.30%
Three Month Secured Overnight Financing Rate
Disclosure of long term debt [Line Items]
Interest rate																												4.58745%							4.58745%
EURIBOR
Disclosure of long term debt [Line Items]
Interest rate																										2.132%					2.132%
Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M | Three Month LIBOR
Disclosure of long term debt [Line Items]
Interest rate																										4.7672%		2.0913%			4.7672%				2.0913%
Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M | Six Month LIBOR
Disclosure of long term debt [Line Items]
Interest rate																										5.13886%		3.3875%			5.13886%				3.3875%
Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M | Twelve Month LIBOR
Disclosure of long term debt [Line Items]
Interest rate																										5.48214%		5.8313%			5.48214%				5.8313%
TIIE | Twenty Eight Days TIEE Rate
Disclosure of long term debt [Line Items]
Interest rate																										10.7605%		5.715%			10.7605%				5.715%
TIIE | Ninety One Days TIEE Rate
Disclosure of long term debt [Line Items]
Interest rate																										10.975%		5.855%			10.975%				5.855%
TIIE | One Hundred Eighty Two Days TIIE Rate
Disclosure of long term debt [Line Items]
Interest rate																										11.08%		6.02%			11.08%				6.02%
Floating Rate LIBOR to Three months Plus 425 Basis Points Due on August 24, 2023 Due
Disclosure of long term debt [Line Items]
Maturity																						6.700
Principal amount outstanding U.S.$																						$ 1,000,000
Floating Rate LIBOR to Three months Plus 425 Basis Points Due on August 24, 2023 Due | Series C medium term notes program
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$																																				$ 112,000,000
P.M.I. Holdings, B.V.
Disclosure of long term debt [Line Items]
Outstanding of revolving credit lines																												$ 2,310,042
Revolving credit facility amount																												43,292,749
Repayment of revolving credit lines																												43,369,772
PMI Trading Ltd
Disclosure of long term debt [Line Items]
Outstanding of revolving credit lines																												202,547
Revolving credit facility available																										$ 62,134
Promissory Note | Twenty Eighty TLLE Plus 235 Basis Points
Disclosure of long term debt [Line Items]
Revolving credit maximum borrowing capacity																	$ 250,000
Maturity																	28-day
Interest rate basis spread																	2.35%
Promissory Note | Twenty Eight TIIE Plus 250 Basis Points
Disclosure of long term debt [Line Items]
Revolving credit maximum borrowing capacity														$ 500,000
Maturity														28-day
Interest rate basis spread														2.50%
Promissory Note | Twenty Eight TIIE Plus 330 Basis Points
Disclosure of long term debt [Line Items]
Notes issued																																$ 3,000,000
Principal amount outstanding U.S.$												$ 2,000,000
Promissory Note | Twenty Eight TIIE Plus 365 Basis Points
Disclosure of long term debt [Line Items]
Maturity										28-day
Interest rate basis spread										3.65%
Principal amount outstanding U.S.$										$ 5,000,000
Promissory Note | Thirty Day SOFR Plus 175 Basis Points
Disclosure of long term debt [Line Items]
Maturity									30-day
Interest rate basis spread									1.75%
Principal amount outstanding U.S.$									$ 11,362
Credit Line | SOFR Plus 245 Basis Points
Disclosure of long term debt [Line Items]
Revolving credit maximum borrowing capacity																																		$ 75,000
Interest rate basis spread																																		2.45%
Credit Line | Twenty Eight TIIE Plus 350 Basis Points
Disclosure of long term debt [Line Items]
Revolving credit maximum borrowing capacity				$ 15,500,000
Maturity				28-day
Interest rate basis spread				3.50%
Revolving credit maximum borrowing capacity, increase in capacity				$ 20,500,000
Credit Line | Ninety SOFR Plus 345 Basis Points
Disclosure of long term debt [Line Items]
Revolving credit maximum borrowing capacity															$ 450,000
Maturity															90-day
Interest rate basis spread															3.45%
Renewed Promissory Note | Twenty Eight TIIE Plus 315 Basis Points
Disclosure of long term debt [Line Items]
Maturity																28-day
Interest rate basis spread																3.15%
Notes issued																$ 4,000,000
Renewed Promissory Note | Twenty Eight TIIE Plus 330 Basis Points
Disclosure of long term debt [Line Items]
Maturity												28-day	28-day
Interest rate basis spread												3.30%	3.30%																			3.30%
Renewed Promissory Note | Twenty Eight TIIE Plus 365 Basis Points
Disclosure of long term debt [Line Items]
Maturity								28-day
Interest rate basis spread								3.65%
Principal amount outstanding U.S.$								$ 4,000,000
Government Bonds Monetization
Disclosure of long term debt [Line Items]
Revolving credit maximum borrowing capacity																																	$ 10,000,000
Eight Point Seven Five Zero Percentage Note Due 2029
Disclosure of long term debt [Line Items]
Interest rate													8.75%																			8.75%
Renewed Short-term Credit | Two Hundred Seventeen SOFR Plus 210 Basis Points
Disclosure of long term debt [Line Items]
Maturity											217-day
Interest rate basis spread											2.00%
Principal amount outstanding U.S.$											$ 500,000
Promissory Notes Issued | Twenty Eight TIIE Plus 195 Basis Points
Disclosure of long term debt [Line Items]
Maturity						28-day	28-day
Interest rate basis spread						1.95%	1.95%
Principal amount outstanding U.S.$						$ 1,000,000	$ 1,500,000
Promissory Notes Issued | Twenty Eight Days TIIE Plus 225 Basis Points
Disclosure of long term debt [Line Items]
Maturity					28-day
Interest rate basis spread					2.25%
Principal amount outstanding U.S.$					$ 500,000
Promissory Notes Issued | Ninety One Days TIIE Plus 280 Basis Points
Disclosure of long term debt [Line Items]
Maturity			91-day
Interest rate basis spread			2.80%
Principal amount outstanding U.S.$			$ 1,300,000
Promissory Notes Issued | Ninety Days TIIE Plus 295 Basis Points
Disclosure of long term debt [Line Items]
Revolving credit maximum borrowing capacity		$ 150,000
Maturity		90-day
Interest rate basis spread		2.95%
Promissory Notes Issued | Twenty Eight Days TIIE Plus 235 Basis Points
Disclosure of long term debt [Line Items]
Maturity	28-day
Interest rate basis spread	2.35%
Principal amount outstanding U.S.$	$ 2,000,000
Lines Of Credit
Disclosure of long term debt [Line Items]
Line of credit																												7,664,000			$ 29,500,000				$ 37,000,000
Available credit lines																												$ 50,000
Factoring Scheme For Suppliers | One Hundred Eighty Days TIIE Plus 160 Basis Points
Disclosure of long term debt [Line Items]
Interest rate basis spread																										1.60%					1.60%
Factoring Scheme For Suppliers | One Hundred Eighty Days CETES Plus 280 Basis Points
Disclosure of long term debt [Line Items]
Interest rate basis spread																										2.80%					2.80%
Factoring Scheme For Suppliers | Factoring One Hundred Eighty Days
Disclosure of long term debt [Line Items]
Maturity																										180 days	180 days
Principal amount outstanding U.S.$																										$ 104,599					$ 18,447,086
Credit Line Due January Two Thousand Thirty One
Disclosure of long term debt [Line Items]
Revolving credit maximum borrowing capacity																																											$ 152,237
Interest rate basis spread																																											138.00%
Term Loan
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$																																										$ 400,000
Term Loan | Tranche One
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$																																										$ 65,000
Term Loan | Tranche Two
Disclosure of long term debt [Line Items]
Interest rate basis spread																																										48.00%
Principal amount outstanding U.S.$																																										$ 335,000
Renewed and Restructured Term Loan
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$																																									$ 300,000
Renewed and Restructured Term Loan | Bottom of range
Disclosure of long term debt [Line Items]
Interest rate basis spread																																									170.00%
Renewed and Restructured Term Loan | Top of range
Disclosure of long term debt [Line Items]
Interest rate basis spread																																									345.00%
Rupees One Lakh And Fifty Thousand Term Loan
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$																																								$ 150,000
Term Loan Due on July Two Thousand Twenty Four
Disclosure of long term debt [Line Items]
Interest rate basis spread																																								3.20%
Principal amount outstanding U.S.$																																								$ 300,000
Term Loan Due on January Two Thousand Twenty Three
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$																																							$ 750,000
Term Loan Due on January Two Thousand Twenty Three | Bottom of range
Disclosure of long term debt [Line Items]
Interest rate basis spread																																							1.70%
Term Loan Due on January Two Thousand Twenty Three | Top of range
Disclosure of long term debt [Line Items]
Interest rate basis spread																																							3.45%
Rupees Four Lakhs Term Loan Due April Fifteenth Two Thousand And Twenty Two
Disclosure of long term debt [Line Items]
Maturity																								182-day
Interest rate basis spread																								248.00%
Principal amount outstanding U.S.$																								$ 4,000,000
Promissory Note No. 3
Disclosure of long term debt [Line Items]
Maturity																							120 days		120 days
Interest rate basis spread																							2.575%
Principal amount outstanding U.S.$																							$ 4,000,000		$ 3,000,000
Promissory Note No. 3 | Ninety One Days TIIE Plus 257.5 Basis Points
Disclosure of long term debt [Line Items]
Maturity																							91-day
Thirty Lakhs Promissory Notes Issued On Sixteenth Of December Two Thousand And Twenty One
Disclosure of long term debt [Line Items]
Maturity																						180 days
Interest rate basis spread																						260.00%														260.00%
Principal amount outstanding U.S.$																																				$ 3,000,000
Thirty Lakhs Promissory Notes Issued On Sixteenth Of December Two Thousand And Twenty One | One Hundred Eighty Two Days TIIE Plus 260 Basis Points
Disclosure of long term debt [Line Items]
Maturity																						182-day
Promissory Note Of March Two Thousand And Twenty One
Disclosure of long term debt [Line Items]
Maturity																					180 days
Interest rate basis spread																					260.00%
Principal amount outstanding U.S.$																					$ 2,000,000
Twenty Lakhs Promissory Note Issued On Seventeenth Of December Two Thousand And Twenty One
Disclosure of long term debt [Line Items]
Maturity																					180 days
Interest rate basis spread																					260.00%
Principal amount outstanding U.S.$																					$ 2,000,000
Twenty Lakhs Promissory Note Issued On Seventeenth Of December Two Thousand And Twenty One | One Hundred Eighty Two Days TIIE Plus 260 Basis Points
Disclosure of long term debt [Line Items]
Maturity																					182-day
Twenty Lakhs Promissory Note Issued On Seventeenth Of December Two Thousand And Twenty One | One Hundred Eighty Days TIIE Plus 260 Basis Points
Disclosure of long term debt [Line Items]
Maturity																					180-day
Twenty Lakhs Promissory Note Issued On Seventeenth Of December Two Thousand And Twenty One | Twenty Eight TIIE Plus 190 Basis Points
Disclosure of long term debt [Line Items]
Maturity																			28-day
Five Lakh Promissory Note Renewed On Twentieth Of December Two Thousand And Twenty One
Disclosure of long term debt [Line Items]
Maturity																				180-day
Interest rate basis spread																				200.00%
Principal amount outstanding U.S.$																				$ 500,000
Five Lakh Promissory Note
Disclosure of long term debt [Line Items]
Maturity																				180 days
Five Lakh Promissory Note Issued On Twenty First Of December Two Thousand And Twenty One Due In Ninety Days
Disclosure of long term debt [Line Items]
Maturity																			90-day
Interest rate basis spread																		6.70%	190.00%
Principal amount outstanding U.S.$																		$ 5,813,567,000	$ 500,000
Payment in consideration of securities accepted																		$ 4,484,800